Leases - Schedule of Lease Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Finance lease cost:
Amortization of right-of-use assets						$ 3,298
Interest on lease liabilities					625,523	844,424
Operating lease cost	85,570	127,399	280,140	387,681	516,219	540,908
Short term lease cost	328,932	43,691	501,855	123,364	423,693	181,337
Total lease cost	$ 595,343	$ 323,749	$ 1,230,045	$ 980,185	$ 1,565,435	$ 1,569,967